SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Accrued legal expenses	[1]	$ 2,750,034	$ 2,127,763
Accrued payroll and welfare		332,495	439,731
Payable for purchase of property, plant and equipment		1,084,723	865,949
Interest payable		345,016	5,819
Other payable for endorsed notes receivable		131,564	15,493
Accrued professional fees		1,650,837	279,081
Others		31,141	65,456
Total		$ 6,325,810	$ 3,799,292

[1]	Accrued legal expense-